Statement of Changes in Equity (Zeecol Limited) - USD ($)	Share Capital [Member]	Retained Earnings [Member]	Total
Balance at Sep. 30, 2014
Total comprehensive income for the period - Net profit/(loss) after taxation		(93,933)	(93,933)
Total comprehensive income for the period - Other comprehensive income
Total comprehensive income for the period		(93,933)	(93,933)
Total transactions with owners of the company - Issue of ordinary shares
Total transactions with owners of the company
Balance at Mar. 31, 2015		(93,933)	(93,933)
Total comprehensive income for the period - Net profit/(loss) after taxation		(173,739)	(173,739)
Total comprehensive income for the period - Other comprehensive income
Total comprehensive income for the period		(173,739)	(173,739)
Total transactions with owners of the company - Issue of ordinary shares
Total transactions with owners of the company
Balance at Mar. 31, 2016		(267,672)	(267,672)
Total comprehensive income for the period		(288,975)	(288,975)
Balance at Dec. 31, 2016		$ (566,362)	$ (247,692)